January 30, 2001


                       SUPPLEMENT TO THE PROSPECTUSES FOR

        (SUPERSEDES APPLICABLE SUPPLEMENTS DATED MAY 26, OCTOBER 25,
         AND NOVEMBER 22, 2000)

FUND                                                          DATED
Pioneer High Yield Fund                              February 25, 2000
Pioneer Europe Fund                                  February 28, 2000
Pioneer Europe Select Fund                           December 29, 2000
Pioneer Global Financials Fund                       December 29, 2000
Pioneer Global Health Care Fund                      December 29, 2000
Pioneer Global Telecoms Fund                         December 29, 2000
Pioneer Indo-Asia Fund                               February 28, 2000
Pioneer Mid-Cap Value Fund                           February 28, 2000
Pioneer Large-Cap Value Fund                         December 22, 2000
Pioneer Equity-Income Fund                           February 28, 2000
Pioneer Small Company Fund                           February 28, 2000
Pioneer Limited Maturity Bond Fund                   March 29, 2000
Pioneer Emerging Markets Fund                        March 29, 2000
Pioneer International Growth Fund                    March 29, 2000
Pioneer Micro-Cap Fund                               March 29, 2000
Pioneer Fund                                         May 1, 2000
Pioneer Cash Reserves Fund                           May 1, 2000
Pioneer America Income Trust                         May 1, 2000
Pioneer Real Estate Shares                           May 1, 2000
Pioneer Growth Shares                                May 1, 2000
Pioneer Balanced Fund                                May 1, 2000
Pioneer Tax-Free Income Fund                         May 1, 2000
Pioneer World Equity Fund                            July 31, 2000
Pioneer Bond Fund                                    September 29, 2000
Pioneer Tax-Managed Fund                             November 18, 1999

The following supplements the information presented under the corresponding section of the prospectus. All references in the supplemented prospectus to The Pioneer Group, Inc. are changed to Pioneer. All references in the supplemented prospectus to Pioneering Services Corporation (PSC) are changed to Pioneer Investment Management Shareholder Services, Inc. (PIMSS).

MANAGEMENT

The next paragraph replaces the section entitled "Pioneer Group":

Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of October 25, 2000, assets under management were $110 billion worldwide, including over $23 billion in assets under management by Pioneer.

INVESTMENT ADVISER

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.


PORTFOLIO MANAGER

Pioneer's day-to-day managers and investment and research teams may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

DISTRIBUTOR AND TRANSFER AGENT

The distributor and the transfer agent are affiliates of Pioneer.

BUYING, EXCHANGING AND SELLING SHARES

The following paragraph replaces the section entitled "Reinvestment (Class A)":

REINVESTMENT (CLASS A)

The reinvestment program is no longer available.

The following paragraphs replace the section entitled "Reinstatement privilege for Class A shares":

REINSTATEMENT PRIVILEGE FOR CLASS A AND CLASS B SHARES

If you recently sold all or part of your Class A or Class B shares, you may be able to reinvest all or part of your sale proceeds without a sales charge in Class A shares of any Pioneer mutual fund. To qualify for reinstatement:

|X| You must send a written request to the transfer agent no more than six months after selling your shares and
|X| The registration of the account in which you reinvest your sale proceeds must be identical to the registration of the account from which you sold your shares.

When you elect reinstatement, you are subject to the provisions outlined in the selected fund's prospectus, including the fund's minimum investment requirement. Your sale proceeds will be reinvested in shares of the fund at the Class A net asset value per share determined after the transfer agent receives your written request for reinstatement.

You may realize a gain or loss for federal income tax purposes as a result of your sale of fund shares, and special tax rules may apply if you elect reinstatement. Consult your tax adviser for more information.

PROSPECTUSES FOR HIGH YIELD, LIMITED MATURITY BOND, CASH RESERVES, TAX-FREE INCOME FUNDS AND AMERICA INCOME TRUST:

PORTFOLIO MANAGER

Sherman B. Russ retired from Pioneer in December 2000. Kenneth J. Taubes remains the head of Pioneer's fixed income team.

PROSPECTUS FOR EUROPE FUND:

PORTFOLIO MANAGER

Effective December 1, 2000, day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. This team provides research for the fund and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. Ms. Hamacher, assisted by Michael P. Bradshaw, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Bradshaw, a vice president of Pioneer, joined Pioneer in 1997 and has been an investment professional since 1994. Prior to joining Pioneer, Mr. Bradshaw was a research associate for CIBC Wood Gundy Securities, Inc. from 1995 to 1997.

PROSPECTUS FOR WORLD EQUITY FUND:

PORTFOLIO MANAGER

Effective December 1, 2000, day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. This team provides research for the fund and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998.

PROSPECTUS FOR GROWTH SHARES:

PORTFOLIO MANAGER

Effective November 13, 2000, day-to-day management of the fund's portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. This team provides research for the fund and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. The analysts on the team are responsible for stock selection. Eric J. Weigel, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Weigel joined Pioneer in 1998 and has been an investment professional since 1989. Prior to joining Pioneer, Mr. Weigel was head of global asset allocation and portfolio manager at Chancellor LGT Asset Management from 1994 to 1997.

                                                                   9874-00-0101

                                             (C) Pioneer Funds Distributor, Inc.